Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial liabilities
Trade payables	R 763	R 587
Other liabilities	167	182
Non-financial liabilities
Payroll accruals	548	569
Leave liabilities	540	504	R 395
Shaft related accruals	556	577
Other accruals	148	201
Value added tax	98	84
Income and mining tax	55	0
Total current trade and other payables	2,875	R 2,704
Village Main Reef Limited
Financial liabilities
Other liabilities	R 53